Accounts Receivable - Schedule of Accounts Receivable (Details) - Accounts Receivable [Member]	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 1,366,270	$ 1,756,809	$ 3,579,302	$ 1,824,235
Third parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable	1,096,564	1,410,009	2,962,502	1,590,955
Related parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 269,706	$ 346,800	$ 616,800	$ 233,280